Share capital - Additional information (Details)	9 Months Ended
Sep. 30, 2023 shares vote
Disclosure of classes of share capital [line items]
Exercise of share-based payment awards (in shares)	1,976,138
Issue of Shares (in shares)	3
Ordinary shares
Disclosure of classes of share capital [line items]
Exercise of share-based payment awards (in shares)	1,976,138
Issue of Shares (in shares)	3
Voting rights, per share owned | vote	1